Interest in Master Trust - Schedule of Net Investment Gain (Details) - EBP 013 - Master Trust - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Realized gains	$ 100,914	$ 55,517
Unrealized gains	609,588	435,686
Interest and dividends (net of investment expenses)	$ 23,443	$ 21,925